Investment Strategy	Sep. 30, 2026
Subversive Growth 100 Redacted ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide capital appreciation through exposure to a broad universe of large-capitalization U.S. equity securities, while excluding the equity securities of companies that are founded, controlled, or led by Elon Musk, or with which Mr. Musk is otherwise primarily associated. The Adviser believes that the exclusion of companies associated with Mr. Musk will potentially appeal to investors who may view as less desirable the potential corporate governance concerns, political risks, and heightened share-price volatility often tied to Musk-associated companies, while offering comparable large-capitalization U.S. equity exposure.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of exposure to the equity securities of growth companies (i.e., companies included in the Nasdaq-100 Index), other than the equity securities of the Excluded Enterprises (defined below). The Nasdaq-100 Index includes approximately 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Nasdaq-100 Index, given its composition of issuers commonly associated with innovation and above-average growth, is viewed as a benchmark for large capitalization growth companies.

The “Excluded Enterprises” are identified by the Adviser using an actively managed process designed to determine whether a company is founded, controlled, or led by Mr. Musk, or with which Mr. Musk is otherwise primarily associated, including any company for which Mr. Musk serves, directly or indirectly, as a founder, chief executive officer, or controlling shareholder. This determination applies both to companies presently included in the Nasdaq-100 Index and to any such company that may become eligible following a future public listing. As of the date of this Prospectus, the Excluded Enterprises are Tesla, Inc. (TSLA) and Space Exploration Technologies Corp. (SPCX).

Portfolio holdings are generally weighted based on market capitalization, resulting in exposure that reflects the relative size of the underlying companies, with the weights of the Excluded Enterprises reallocated across the remaining holdings. The Fund’s portfolio is reviewed and rebalanced periodically in a manner intended to maintain alignment with the composition and maintenance practices of the Nasdaq-100 Index, while giving effect to the Fund’s exclusion criteria.

The Fund’s portfolio may obtain its investment exposure through direct investments in equity securities, investments in ETFs that provide exposure to the constituent companies of the Nasdaq-100 Index, and derivative instruments, including options and swap agreements, that provide economic exposure to such securities or ETFs.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. To the extent the Nasdaq-100 Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the index. As of the date of this Prospectus, the Nasdaq-100 Index was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of exposure to the equity securities of growth companies (i.e., companies included in the Nasdaq-100 Index), other than the equity securities of the Excluded Enterprises (defined below).
Subversive S&P 500 Redacted ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to provide capital appreciation through exposure to a broad universe of large-capitalization U.S. equity securities, while excluding the equity securities of companies that are founded, controlled, or led by Elon Musk, or with which Mr. Musk is otherwise primarily associated. The Adviser believes that the exclusion of companies associated with Mr. Musk will potentially appeal to investors who may view as less desirable the potential corporate governance concerns, political risks, and heightened share-price volatility often tied to Musk-associated companies, while offering comparable large-capitalization U.S. equity exposure.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of exposure to the equity securities of the companies included in the S&P 500 Index, other than the equity securities of the Excluded Enterprises (defined below). The S&P 500 Index includes approximately 500 of the largest U.S. companies listed on U.S. stock exchanges based on market capitalization.

The “Excluded Enterprises” are identified by the Adviser using an actively managed process designed to determine whether a company is founded, controlled, or led by Mr. Musk, or with which Mr. Musk is otherwise primarily associated, including any company for which Mr. Musk serves, directly or indirectly, as a founder, chief executive officer, or controlling shareholder. This determination applies both to companies presently included in the S&P 500 Index and to any such company that may become eligible for inclusion, whether through a future public listing or, in the case of an already-public company, upon satisfying the S&P 500 Index’s eligibility criteria. As of the date of this Prospectus, the only Excluded Enterprise included in the S&P 500 Index is Tesla, Inc. (TSLA). Space Exploration Technologies Corp. (SPCX), although publicly traded, is not currently included in the S&P 500 Index, but it will be treated as an Excluded Enterprise in the event it is added to the S&P 500 Index.

Portfolio holdings are generally weighted based on market capitalization, resulting in exposure that reflects the relative size of the underlying companies, with the weights of the Excluded Enterprises reallocated across the remaining holdings. The Fund’s portfolio is reviewed and rebalanced periodically in a manner intended to maintain alignment with the composition and maintenance practices of the S&P 500 Index, while giving effect to the Fund’s exclusion criteria.

The Fund’s portfolio may obtain its investment exposure through direct investments in equity securities, investments in ETFs that provide exposure to the constituent companies of the S&P 500 Index, and derivative instruments, including options and swap agreements, that provide economic exposure to such securities or ETFs.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. To the extent the S&P 500 Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the index. As of the date of this Prospectus, the S&P 500 Index was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of exposure to the equity securities of the companies included in the S&P 500 Index, other than the equity securities of the Excluded Enterprises (defined below).